Taxation - Reconciliation of differences between statutory income tax rate (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Taxation
Statutory income tax rate of the PRC	25.00%	25.00%
Permanent differences	(1.10%)	1.10%
Change in valuation allowance	(24.50%)	(24.10%)
Effect of preferential tax rate	(3.50%)	(0.80%)
Others	4.10%	(1.20%)
Effective income tax rate	0.00%	0.00%